Fair Value (Details) - Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2018		Dec. 31, 2017
Assets, Fair Value Disclosure	$ 678,582		$ 567,471
Financial and Nonfinancial Liabilities, Fair Value Disclosure	524,178		471,192
Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure	21,630	[1]	16,607	[2]
US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure	8,223		8,954
Domestic Corporate Securities [Member]
Assets, Fair Value Disclosure	16,655
Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure	653		1,713
Foreign Corporate Securities [Member]
Assets, Fair Value Disclosure	4,038
Debt Securities [Member]
Assets, Fair Value Disclosure	29,569		10,667
Derivative
Assets, Fair Value Disclosure	524,178		471,192
Financial and Nonfinancial Liabilities, Fair Value Disclosure	524,178		471,192
Separate Account Assets [Member]
Assets, Fair Value Disclosure	103,205		69,005
Level 1 [Member]
Assets, Fair Value Disclosure	21,630		16,607
Financial and Nonfinancial Liabilities, Fair Value Disclosure
Level 1 [Member] | Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure	21,630	[1]	16,607	[2]
Level 1 [Member] | US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure
Level 1 [Member] | Domestic Corporate Securities [Member]
Assets, Fair Value Disclosure
Level 1 [Member] | Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure
Level 1 [Member] | Foreign Corporate Securities [Member]
Assets, Fair Value Disclosure
Level 1 [Member] | Debt Securities [Member]
Assets, Fair Value Disclosure
Level 1 [Member] | Derivative
Assets, Fair Value Disclosure
Financial and Nonfinancial Liabilities, Fair Value Disclosure
Level 1 [Member] | Separate Account Assets [Member]
Assets, Fair Value Disclosure
Fair Value, Inputs, Level 2 [Member]
Assets, Fair Value Disclosure	132,774		79,672
Financial and Nonfinancial Liabilities, Fair Value Disclosure
Fair Value, Inputs, Level 2 [Member] | Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure		[1]		[2]
Fair Value, Inputs, Level 2 [Member] | US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure	8,223		8,954
Fair Value, Inputs, Level 2 [Member] | Domestic Corporate Securities [Member]
Assets, Fair Value Disclosure	16,655
Fair Value, Inputs, Level 2 [Member] | Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure	653		1,713
Fair Value, Inputs, Level 2 [Member] | Foreign Corporate Securities [Member]
Assets, Fair Value Disclosure	4,038
Fair Value, Inputs, Level 2 [Member] | Debt Securities [Member]
Assets, Fair Value Disclosure	29,569		10,667
Fair Value, Inputs, Level 2 [Member] | Derivative
Assets, Fair Value Disclosure
Financial and Nonfinancial Liabilities, Fair Value Disclosure
Fair Value, Inputs, Level 2 [Member] | Separate Account Assets [Member]
Assets, Fair Value Disclosure	103,205		69,005
Level 3 [Member]
Assets, Fair Value Disclosure	524,178		471,192
Financial and Nonfinancial Liabilities, Fair Value Disclosure	524,178		471,192
Level 3 [Member] | Cash and Cash Equivalents [Member]
Assets, Fair Value Disclosure		[1]		[2]
Level 3 [Member] | US Government Agencies Debt Securities [Member]
Assets, Fair Value Disclosure
Level 3 [Member] | Domestic Corporate Securities [Member]
Assets, Fair Value Disclosure
Level 3 [Member] | Residential Mortgage Backed Securities [Member]
Assets, Fair Value Disclosure
Level 3 [Member] | Foreign Corporate Securities [Member]
Assets, Fair Value Disclosure
Level 3 [Member] | Debt Securities [Member]
Assets, Fair Value Disclosure
Level 3 [Member] | Derivative
Assets, Fair Value Disclosure	524,178		471,192
Financial and Nonfinancial Liabilities, Fair Value Disclosure	524,178		471,192
Level 3 [Member] | Separate Account Assets [Member]
Assets, Fair Value Disclosure

[1]	Excludes cash of $3,282 that is not subject to fair value accounting.
[2]	Excludes cash of $1,833 that is not subject to fair value accounting.